Employee Benefits - Summary of Expected Future Settlements of Defined Benefit Pension Plans (Detail) ₱ in Millions	Dec. 31, 2018 PHP (₱)
Within 12 months [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Expected future settlements by Plan of maturing defined benefit obligation	₱ 368
2020 [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Expected future settlements by Plan of maturing defined benefit obligation	396
2021 [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Expected future settlements by Plan of maturing defined benefit obligation	566
2022 [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Expected future settlements by Plan of maturing defined benefit obligation	768
2023 [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Expected future settlements by Plan of maturing defined benefit obligation	1,102
2024 and onwards [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Expected future settlements by Plan of maturing defined benefit obligation	₱ 105,007